Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.945%
Derivative, notional amount	$ 281,970
Effective date	Jan. 30, 2014
Ending date	May 31, 2019
5.6400% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.64%
Derivative, notional amount	714,500
Effective date	Aug. 31, 2007
Ending date	Aug. 31, 2017
5.1750% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.175%
Derivative, notional amount	569,649
Effective date	Jul. 16, 2012
Ending date	Jul. 15, 2016
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, notional amount	438,462
Effective date	Sep. 06, 2007
Ending date	May 31, 2024
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	188,000
Effective date	Jun. 23, 2010
Ending date	Dec. 23, 2021
5.0275% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.0275%
Derivative, notional amount	111,000
Effective date	May 31, 2007
Ending date	Sep. 30, 2015
5.5950% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.595%
Derivative, notional amount	106,800
Effective date	Aug. 28, 2009
Ending date	Aug. 28, 2020
5.2600% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, notional amount	106,800
Effective date	Jul. 03, 2006
Ending date	Feb. 26, 2021
5.2000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.20%
Derivative, notional amount	86,400
Effective date	Dec. 18, 2006
Ending date	Oct. 02, 2015
5.4975% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.4975%
Derivative, notional amount	57,400
Effective date	Jul. 31, 2012
Ending date	Jul. 31, 2019
5.1700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.17%
Derivative, notional amount	24,000
Effective date	Apr. 30, 2007
Ending date	May 29, 2020
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Derivative, notional amount
Effective date	Aug. 31, 2017
Ending date	Nov. 28, 2025
Maximum [Member] | 5.6400% [Member]
Derivative [Line Items]
Derivative, notional amount	714,500
Maximum [Member] | 5.1750% [Member]
Derivative [Line Items]
Derivative, notional amount	569,649
Maximum [Member] | 5.4200% [Member]
Derivative [Line Items]
Derivative, notional amount	438,462
Maximum [Member] | 5.6000% [Member]
Derivative [Line Items]
Derivative, notional amount	188,000
Maximum [Member] | 5.0275% [Member]
Derivative [Line Items]
Derivative, notional amount	111,000
Maximum [Member] | 5.5950% [Member]
Derivative [Line Items]
Derivative, notional amount	106,800
Maximum [Member] | 5.2600% [Member]
Derivative [Line Items]
Derivative, notional amount	106,800
Maximum [Member] | 5.2000% [Member]
Derivative [Line Items]
Derivative, notional amount	86,400
Maximum [Member] | 5.4975% [Member]
Derivative [Line Items]
Derivative, notional amount	57,400
Maximum [Member] | 5.1700% [Member]
Derivative [Line Items]
Derivative, notional amount	24,000
Maximum [Member] | 5.8700% [Member]
Derivative [Line Items]
Derivative, notional amount	$ 620,390